UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   May 13, 2013


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $124,857,225


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blkrck Munihldgs CA Insd       COMMON	        09254L107 169 	   10516    SH	     SOLE	                            10516
E Tracs Alerian MLP Infra      COMMON	        902641646 7776	   202510   SH	     SOLE	                            202510
Exxon Mobil Corp               COMMON	        30231G102 479	   5404	    SH	     SOLE	                            5404
iPath S&P 500 Buy/Write E      COMMON           06739F135 564      10290    SH       SOLE                                   10290
iShares Barclays Tips Bon      COMMON	        464287176 1204	   9931	    SH	     SOLE	                            9931
iShares Cohen Steers Real      COMMON	        464287564 1368	   16595    SH	     SOLE	                            16595
iShares JPM Emerging Mkt       COMMON	        464288281 8837	   75129    SH	     SOLE	                            75129
iShares MSCI EAFE Index        COMMON	        464287465 1157	   19622    SH	     SOLE	                            19622
iShares Russell 1000           COMMON	        464287622 8526	   97764    SH	     SOLE	                            97764
iShares Russell 1000 Valu      COMMON	        464287598 9076	   111811   SH	     SOLE	                            111811
iShares Russell Microcap       COMMON	        464288869 241	   4116	    SH	     SOLE	                            4116
iShares S&P 500 Index          COMMON           464287200 3947     25084    SH       SOLE                                   25084
iShares S&P Smallcap 600       COMMON           464287804 1951     22412    SH       SOLE                                   22412
JPMorgan Alerian MLP Inde      COMMON	        46625H365 10163	   223453   SH	     SOLE	                            223453
Pimco 1-5 Year TIPS ETF        COMMON	        72201R205 19015	   350374   SH	     SOLE	                            350374
Pimco Enhanced Short Matu      COMMON	        72201R833 1896	   18677    SH	     SOLE	                            18677
Plum Creek Timber Inc          COMMON	        729251108 5557	   106456   SH	     SOLE	                            106456
Powershares RAFI Develope      COMMON	        73936T789 601	   16262    SH	     SOLE	                            16262
Powershares RAFI US Large      COMMON	        73935X583 2455	   35033    SH	     SOLE	                            35033
Powershares RAFI US Small      COMMON	        73935X567 2038	   26179    SH	     SOLE	                            26179
Powershs S&P500 Buy Write      COMMON           73936G308 4417     215259   SH       SOLE                                   215259
Rayonier Inc                   COMMON	        754907103 708	   11870    SH	     SOLE	                            11870
Schwab International Equi      COMMON	        808524805 3977	   142841   SH	     SOLE	                            142841
Schwab Intl Small Cap          COMMON	        808524888 305	   10852    SH	     SOLE	                            10852
SPDR  DJ Global Real Esta      COMMON	        78463X749 650	   14673    SH	     SOLE	                            14673
SPDR S&P 500                   COMMON           78462F103 864      5516     SH       SOLE                                   5516
SPDR S&P Int'l Small           COMMON           78463X871 3308     107912   SH       SOLE                                   107912
Vanguard Emerging Markets      COMMON	        922042858 2365	   55125    SH	     SOLE	                            55125
Vanguard Europe Pacific E      COMMON	        921943858 4679	   128443   SH	     SOLE	                            128443
Vanguard Short Tm Bond In      COMMON	        921937827 1719	   21225    SH	     SOLE	                            21225
Vanguard Value ETF             COMMON	        922908744 4361	   66549    SH	     SOLE	                            66549
Weyerhaeuser Co                COMMON	        962166104 5079	   161860   SH	     SOLE	                            161860
Wisdomtree Emerg Mkts Sma      COMMON	        97717W281 1476	   28605    SH	     SOLE	                            28605
Wisdomtree Int'l Small Ca      COMMON	        97717W760 2540	   45843    SH	     SOLE	                            45843
Wisdomtree Large Cap Div       COMMON	        97717W307 326	   5530	    SH	     SOLE	                            5530
Wisdomtree Small Cap Div       COMMON	        97717W604 249	   4366	    SH	     SOLE	                            4366
Vanguard Total Stock Mkt       COMMON	        922908769 287	   3539	    SH	     SOLE	                            3539
Vanguard FTSE All Cntry e      COMMON	        922042775 249	   5366	    SH	     SOLE	                            5366
Wisdomtree trust emg mkts etf  COMMON           97717w315 1812     32917    SH       SOLE                                   32917
SPDR Index Shs Fds DJ Intl     COMMON           78463x863 277      6435     SH       SOLE                                   6435







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